General Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
General Information (Tables) [Line Items]
Schedule of Principal Subsidiaries	Interests held by Kyivstar Group in its principal subsidiaries as of September 30:
	2025		2024
Name	Interest	Country of operation	Interest	Country of operation
LLC Kyivstar.Tech	100.00%	Ukraine	100.00%	Ukraine
LLC Helsi Ukraine*	97.99%	Ukraine	69.99%	Ukraine
LLC Lan Trace	100.00%	Ukraine	100.00%	Ukraine
LLC Uklon Corporate*	97.00%	Ukraine	—	—
LLC Uklon Tech*	97.00%	Ukraine	—	—
LLC Uklon Ltd*	97.00%	Cyprus	—	—
Uklon LLC (100.00% subsidiary of LLC Uklon Ltd)	100.00%	Uzbekistan	—	—
VEON Holdings B.V.	100.00%	Netherlands	—	—
Kyivstar Cayman Corp.	100.00%	Cayman Islands	—	—

*        In each of these subsidiaries, a symmetrical put and call option agreement for the remaining ownership interest exists. As a result, on each respective acquisition date, the Company determined that it had a present ownership interest in the remaining ownership percentage and has consolidated these subsidiaries fully at 100%.

VEON Holdings B.V. [Member]
General Information (Tables) [Line Items]
Schedule of Shareholders and Declared Interests

JSC Kyivstar’s direct shareholders and their respective declared interests, as of December 31, 2024 and 2023, were as follows:

Name	Interest	Number of shares
VEON Holdings B.V. (Netherlands)	99.995%	13,094,562
VEON Ltd. (Bermuda)	0.005%	700
	100.000%	13,095,262

Schedule of Principal Subsidiaries

Interest held by the Company in its principal subsidiaries as of December 31 is disclosed below:

	2024		2023
Name	Interest	Country of operation	Interest	Country of operation
LLC “Kyivstar.Tech”	100.000%	Ukraine	100.000%	Ukraine
LLC “Helsi Ukraine”	69.990%	Ukraine	69.990%	Ukraine
LLC “Lan Trace”	100.000%	Ukraine	—	—